Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2022
Entity Registrant Name	dei_EntityRegistrantName	Grandeur Peak Global Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001965454
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 30, 2024
Document Effective Date	dei_DocumentEffectiveDate	Jan. 30, 2024
Prospectus Date	rr_ProspectusDate	Oct. 20, 2023
Grandeur Peak Global Stalwarts Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter- June 30, 2020 Worst Quarter- June 30, 2022	37.80% -23.35%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	37.80%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.35%)
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

The performance information for the Grandeur Peak Global Stalwarts Fund below replaces the information following the bar chart in the “Performance Information” section on page 48 of the Prospectus and page 4 of the Summary Prospectus:

PERFORMANCE INFORMATION

Best Quarter- June 30, 2020 Worst Quarter- June 30, 2022	37.80% -23.35%

Grandeur Peak US Stalwarts Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter- June 30, 2021 Worst Quarter- June 30, 2022	12.21% -20.83%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2021
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.21%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.83%)
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

The performance information for the Grandeur Peak US Stalwarts Fund below replaces the information following the bar chart in the “Performance Information” section on page 67 of the Prospectus and page 3 of the Summary Prospectus:

PERFORMANCE INFORMATION

Best Quarter- June 30, 2021 Worst Quarter- June 30, 2022	12.21% -20.83%